Fees Summary	Apr. 20, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 490,437,298.08
Previously Paid Amount	0.00
Total Fee Amount	67,729.39
Total Offset Amount	14,069.33
Net Fee	$ 53,660.06
Offering Table N/A
Offset Table N/A
Combined Prospectus Table N/A	N/A